Employee compensation and benefits - Movement on HSBC share option plans (Details)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares £ / shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares £ / shares
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares) | shares	123,196,850	123,196,850	130,953,000	130,953,000
Granted during the year (in shares) | shares	8,928,000	8,928,000	15,410,000	15,410,000
Exercised during the year (in shares) | shares	(3,483,000)	(3,483,000)	(3,878,000)	(3,878,000)
Expired during the year (in shares) | shares	(9,047,000)	(9,047,000)	(11,502,000)	(11,502,000)
Forfeited during the year (in shares) | shares	(3,944,000)	(3,944,000)	(7,786,000)	(7,786,000)
Share options outstanding at end of period (in shares) | shares	115,650,723	115,650,723	123,196,850	123,196,850
Of which exercisable (in shares) | shares	4,029,000	4,029,000	4,949,000	4,949,000
Weighted average remaining contractual life of outstanding share options	2 years 3 months 3 days	2 years 3 months 3 days	3 years 7 days	3 years 7 days
WAEP at beginning of period (in GBP per share) | £ / shares	£ 2.85		£ 2.97
Granted during the year (in GBP per share) | £ / shares	4.24		3.15
Exercised during the year (in GBP per share) | £ / shares	3.49		3.80
Expired during the year (in GBP per share) | £ / shares	3.55		3.53
Forfeited during the year (in GBP per share) | £ / shares	2.79		3.97
WAEP at end of period (in GBP per share) | £ / shares	2.89		2.85
Of which exercisable (in GBP per share) | £ / shares	£ 4.11	£ 4.11	£ 4.05	£ 4.05
Weighted average share price, share options granted | $ / shares		£ 1.45		£ 0.85
Weighted average share price at the date the options were exercise (in dollars per share) | $ / shares		£ 6.22		£ 5.87